FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable, current	$ 37,825	$ 69,014
Accrued liabilities	$ 23,000	$ 24,206